Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 156,782.9	$ 1,907.6	₨ 142,446.5	₨ 122,087.4
Deferred tax expense/ (benefit)	12,280.9	149.4	(9,887.3)	(8,267.3)
Interest on income tax refund	(2,946.4)	(35.9)	0.0	0.0
Income tax expense	₨ 166,117.4	$ 2,021.1	₨ 132,559.2	₨ 113,820.1